UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

FORM 13F
FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Praesidis Advisors LLC
Address: 2502 N. Rocky  Point Dr., Suite 660
         Tampa, FL  33607

13F File Number:  28-14341

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Signing of Person Duly Authorized to Submit this Report:

Name:    Kyle D. Henderson
Title:   Managing Member
Phone:   813-549-4444
Signature, Place, and Date of Signing:

    Kyle D. Henderson   Tampa, FL   March 14,2011

Report Type (Check only one.);

[ ]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[X]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

No.        Form 13F File Number                 Name

1.         028-10684                            Millennium Management LLC

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 30

Form 13F Information Table Value Total: 63,929



List of Other Included Managers:

No.  13F File Number    Name
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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES CORP                       COM              00130H105     1480   160827 SH       SOLE                   160827
ALLIANT ENERGY                 COM              018802108     3267   103228 SH       SOLE                   103228
AMERICAN ELECTRIC POWER        COM              025537101     1160    35937 SH       SOLE                    35937
CENTERPOINT ENERGY             COM              15189T107     2744   208873 SH       SOLE                   208873
EDISON INTL                    COM              281020907     3902   111500 SH  CALL SOLE                                    111500
EDISON INTL                    COM              281020957     3345   111500 SH   PUT SOLE                                    111500
EMPIRE DISTRICT ELECTRIC       COM              291641108     1000    49041 SH       SOLE                    49041
ENTERGY CORP                   COM              29364G103     2706    37836 SH       SOLE                    37836
EQUITABLE RESOURCES            COM              26884L109     1318    36641 SH       SOLE                    36641
GREAT PLAINS ENERGY            COM              391164100     2721   159899 SH       SOLE                   159899
ITC HOLDINGS CORP              COM              465685105     4710    89362 SH       SOLE                    89362
KINDER MORGAN MANAGEMENT       COM              49455U100     2508    44324 SH       SOLE                    44324
MDU RESOURCES                  COM              552690109     2359   131225 SH       SOLE                   131225
MGE ENERGY                     COM              55277P104      544    15114 SH       SOLE                    15114
NEXTERA ENERGY INC             COM              65339F101     1279    26206 SH       SOLE                    26206
NORTHWESTERN CORP              COM              668074305      466    17835 SH       SOLE                    17835
NV ENERGY                      COM              67073Y106      431    36520 SH       SOLE                    36520
PG&E CORP                      COM              69331C108     2926    71299 SH       SOLE                    71299
PIEDMONT NATURAL GAS           COM              720186105      743    29395 SH       SOLE                    29395
PINNACLE WEST CAPITAL          COM              723484101     4844   133395 SH       SOLE                   133395
PPL CORP                       COM              69351T106     1950    77983 SH       SOLE                    77983
QEP RESOURCES  INC             COM              74733V100     1187    38987 SH       SOLE                    38987
SCANA CORP                     COM              80589M102     5417   151804 SH       SOLE                   151804
SPECTRA ENERGY CORP            COM              847560109      998    49614 SH       SOLE                    49614
TRANSCANADA CORP               COM              89353D107     2872    85971 SH       SOLE                    85971
UBS E-TRACS MLP     ALERIAN INFRST              902641646     1045    40009 SH       SOLE                    40009
UGI CORP                       COM              902681105     1263    49706 SH       SOLE                    49706
US GEOTHERMAL INC              COM              90338S102      332   418877 SH       SOLE                   418877
WESTAR ENERGY INC              COM              95709T100     3133   145357 SH       SOLE                   145357
WILLIAMS COS INC               COM              969457100     1001    55023 SH       SOLE                    55023
